INVESTMENTS - Schedule of Investment (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Equity Method Investments [Line Items]
Distributions from investments			$ 797	$ 0
Total Equity Investments	$ 7,780		7,780		$ 8,210	$ 2,018
Domestic Solana Fund
Schedule of Equity Method Investments [Line Items]
Equity Method Investees	$ 3,916		$ 3,916		$ 5,748	$ 0
Equity method investment, ownership interest, percentage	4.80%		4.80%		4.80%
Domestic Solana Fund | Equity Method Investees
Schedule of Equity Method Investments [Line Items]
Distributions from investments	$ 322	$ 613	$ 1,759	613
Reflow
Schedule of Equity Method Investments [Line Items]
Equity Method Investees	$ 50		$ 50		$ 920
Equity method investment, ownership interest, percentage	17.30%		17.30%		17.30%	17.30%
Reflow | Equity Method Investees
Schedule of Equity Method Investments [Line Items]
Distributions from investments	$ 0	$ 0	$ 900	$ 0	$ 920	$ 477
Equity method investment, ownership interest, percentage	17.30%		17.30%		17.30%
Total equity method investments
Schedule of Equity Method Investments [Line Items]
Equity Method Investees	$ 6,443		$ 6,443		$ 6,668	477
JAM FINTOP
Schedule of Equity Method Investments [Line Items]
Measurement Alternative Investments	$ 1,337		$ 1,337		$ 1,542	$ 1,542
Measurement alternative, ownership percentage	1.00%		1.00%		1.00%	1.00%